Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Definite Life Intangible Assets (Detail)	6 Months Ended
Jun. 30, 2019
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	16 years
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	3 years
Supply contract [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	3 years
Alef License [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	2 years
Minimum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	14 years
Maximum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	16 years